CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net loss	$ (1,302,339)	$ (1,184,520)
Adjustments to reconcile net loss to net cash used in operating activities:
Contributed services		37,500
Vesting of stock options	29,865	16,044
Depreciation expense	11,174	1,399
Gain on settlement of debt		(10,592)
Changes in operating assets and liabilities:
Accounts receivable	(128,685)	127,757
Prepaid expenses	(34,011)	(6,623)
Inventory	78,844	(186,224)
Other assets	(5,595)
Customer deposits	(57,073)	150,000
Accounts payable and accrued expenses	(65,757)	80,951
Accounts payable and accrued expenses - related parties	273,374
Net cash used in operating activities	(1,200,203)	(974,308)
Cash flows from investing activities:
Purchase of property and equipment	(19,678)	(8,635)
Cash acquired in recapitalization		4,060
Net cash used in financing activities	(19,678)	(4,575)
Cash flows from financing activities:
Proceeds from sale of common stock, net	116,360	1,394,243
Proceeds from sale of preferred stock , net	293,000
Proceeds from issuance of notes payable	70,000	70,000
Principal payments on debt	(4,758)	(26,805)
Net cash provided by financing activities	474,602	1,437,438
Net increase (decrease) in cash and cash equivalents	(745,279)	458,555
Cash and cash equivalents at beginning of period	863,876	58,929
Cash and cash equivalents at end of period	118,597	517,484
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	26,341	32,474
Cash paid during the period for taxes
Supplemental disclosure of non-cash investing and financing activities:
Conversion of debt to equity in connection with merger		915,475
Net non-cash assets and (liabilities) assumed in recapitalization		$ (62,265)